Future Minimum Lease Payments Under Capital Leases Together with Present Value of Net Minimum Lease Payments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Schedule of Capital Lease Obligations [Line Items]
2015	¥ 5,063
2016	3,838
2017	2,754
2018	2,314
2019	1,997
Thereafter	12,249
Total minimum lease payments	28,215
Less - Amount representing interest	(6,419)
Present value of net minimum lease payments	21,796
Less - Current obligations	(4,182)
Long-term capital lease obligations	¥ 17,614